Other Income/Expenses - Summary of Other Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other income (expense) [Abstract]
Loss on sales and purchases of foreign currencies	₽ (114)	₽ (130)	₽ (273)
VEB commissions write off	0	(1,411)
Provision on non-recoverable advances to pension funds	0	(408)
Loss on sale of investments in equity securities	0	(8)
Loss from disposal of subsidiaries	0		(19)
Other expenses	(106)	(46)	(55)
Total	₽ (220)	₽ (2,003)	₽ (347)